Provisions	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Provisions
29. PROVISIONS

	Group
	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2022	44	166	1	74	38	28	13	364
Additional provisions (See Note 8)	77	137	47	—	36	23	196	516
Provisions released (See Note 8)	(18)	(18)	(4)	(7)	—	—	(11)	(58)
Utilisation and other	(13)	(149)	(59)	(20)	—	(30)	(191)	(462)
Recharge(1)	—	—	18	—	—	—	—	18
At 31 December 2022	90	136	3	47	74	21	7	378
(1) Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group
Provisions expected to be settled within no more than 12 months after 31 December 2022 were £130m (2021: £180m).
a) Customer remediation
Provisions of £77m were recognised in 2022 for two customer remediation exercises relating to our historical mortgage book. Most of the provision relates to the proposed refund of early repayment charges paid by a specific group of customers who historically switched mortgage products The provision remains subject to change as additional data becomes available and remediation boundaries are finalised.
At 31 December 2022 there was no customer remediation provision (2021: £6m) for a systems-related historical issue identified by Santander UK, relating to compliance with certain requirements of the Consumer Credit Act (CCA). The remediation is now complete with all customers having been contacted.
b) Litigation and other regulatory
Litigation and other regulatory provisions principally comprised amounts in respect of litigation and other regulatory charges, operational loss and operational risk provisions, and related expenses. A number of uncertainties exist with respect to these provisions given the uncertainties inherent in litigation and other regulatory matters, that affect the amount and timing of any potential outflows with respect to which provisions have been established. These provisions are reviewed at least quarterly. The majority of the 2022 charge is the settlement of a financial penalty of £108m with the FCA for shortcomings in our anti-money laundering controls.
Although the deadline for bringing PPI complaints has passed, customers can still commence Plevin related litigation. Amounts include a provision of £24m for the best estimate of any obligation to pay compensation in respect of current stock and estimated future claims. There are ongoing factual issues to be resolved regarding such litigation which may have legal consequences including the volume and quality of future litigation claims. As a result, the extent of the potential liability and amount of any compensation to be paid remains uncertain.
The balance also included an amount in respect of our best estimate of the liability relating to a legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, further described in Note 31. No further information on the best estimate is provided on the basis that it would be seriously prejudicial.
c) Bank Levy
A rate of 0.10% applied for 2022 (2021: 0.10%).
d) PropertyProperty provisions include leasehold vacant property provisions, dilapidation provisions for leased properties within the scope of IFRS 16 and decommissioning and disposal costs relating to vacant freehold properties. Leasehold vacant property provisions are made by reference to an estimate of any expected sub-let income, compared to the head rent, and the possibility of disposing of Santander UK’s interest in the lease, taking into account conditions in the property market.
e) ECL on undrawn facilities and guarantees
Provisions include expected credit losses relating to guarantees given to third parties and undrawn loan commitments.
f) Restructuring
Restructuring provisions relate to severance costs associated with transformation and organisational changes. The provision includes a charge of £19m as part of our multi-year transformation programme to improve future returns, focused on simplifying, digitising and automating the bank.
g) Other
Other provisions do not fit into any of the other categories, such as some categories of operational losses, including fraud losses. In 2022, Other provisions included charges for operational risk provisions of £186m, including fraud losses of £153m.